MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Capital Goods: 4.8%
Emerson Electric Co.	314	$24,976
Masco Corp.	1,000	50,600
Rockwell Automation, Inc.	133	26,508
		102,084
Commercial & Professional Services: 3.4%
Equifax, Inc.	119	21,751
TransUnion	640	51,194
		72,945
Consumer Durables & Apparel: 3.8%
NIKE, Inc.	234	23,915
Polaris, Inc.	578	57,384
		81,299
Consumer Services: 5.0%
McDonald’s Corp.	125	30,860
Starbucks Corp.	301	22,993
Yum! Brands, Inc.	482	54,712
		108,565
Diversified Financials: 15.6%
American Express Co.	205	28,417
BlackRock, Inc.	36	21,925
Charles Schwab Corp.	436	27,546
CME Group, Inc.	143	29,272
Intercontinental Exchange, Inc.	525	49,371
Moody’s Corp.	101	27,469
S&P Global, Inc.	85	28,650
State Street Corp.	415	25,585
T Rowe Price Group, Inc.	171	19,427
The Bank of New York Mellon Corp.	1,205	50,261
Tradeweb Markets, Inc.	418	28,529
		336,452
Energy: 2.0%
Cheniere Energy, Inc.	331	44,033
Food & Staples Retailing: 1.4%
Costco Wholesale Corp.	61	29,236
Food, Beverage & Tobacco: 13.0%
Brown-Forman Corp.	418	29,327
Constellation Brands, Inc.	250	58,265
Kellogg Co.	916	65,347
Mondelez International, Inc.	959	59,544
PepsiCo, Inc.	193	32,165
The Coca-Cola Co.	562	35,355
		280,003
Health Care Equipment & Services: 2.4%
Medtronic Plc	298	26,746
Veeva Systems, Inc. *	126	24,953
		51,699
Household & Personal Products: 1.4%
Clorox Co.	213	30,029
	Number of Shares	Value
Materials: 2.4%
Ecolab, Inc.	148	$22,756
International Flavors & Fragrances, Inc.	226	26,921
		49,677
Media & Entertainment: 6.2%
Alphabet, Inc. *	24	52,302
Comcast Corp.	659	25,859
John Wiley & Sons, Inc.	1,155	55,163
		133,324
Pharmaceuticals, Biotechnology & Life Sciences: 7.3%
Gilead Sciences, Inc.	907	56,062
Johnson & Johnson	193	34,259
Merck & Co., Inc.	431	39,294
Thermo Fisher Scientific, Inc.	52	28,251
		157,866
Retailing: 1.2%
Lowe’s Companies, Inc.	149	26,026
Semiconductors & Semiconductor Equipment: 8.8%
Applied Materials, Inc.	482	43,852
Intel Corp.	673	25,177
KLA Corp.	163	52,010
Lam Research Corp.	49	20,881
Monolithic Power Systems, Inc.	63	24,195
Teradyne, Inc.	272	24,358
		190,473
Software & Services: 18.3%
Adobe, Inc. *	125	45,758
Aspen Technology, Inc. *	93	17,082
Blackbaud, Inc. *	429	24,912
Guidewire Software, Inc. *	355	25,201
Intuit, Inc.	69	26,595
Mastercard, Inc.	79	24,923
Microsoft Corp.	206	52,907
Roper Technologies, Inc.	138	54,462
Salesforce, Inc. *	126	20,795
ServiceNow, Inc. *	109	51,832
Tyler Technologies, Inc. *	143	47,545
		392,012
Technology Hardware & Equipment: 1.3%
Keysight Technologies, Inc. *	198	27,294
Transportation: 1.6%
CH Robinson Worldwide, Inc.	329	33,351
Total Common Stocks (Cost: $2,371,844)		2,146,368
Total Investments: 99.9% (Cost: $2,371,844)		2,146,368
Other assets less liabilities: 0.1%		1,856
NET ASSETS: 100.0%		$2,148,224

Footnotes:

*	Non-income producing
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MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.2%	$133,324
Consumer Discretionary	10.1	215,890
Consumer Staples	15.8	339,269
Energy	2.0	44,033
Financials	15.7	336,452
Health Care	9.7	209,564
Industrials	9.7	208,379
Information Technology	28.5	609,779
Materials	2.3	49,678
	100.0%	$2,146,368
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